Financial Risk Management - Credit Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Income taxes refundable	$ 169.0	$ 152.3
Proceeds from issue of bonds, notes and debentures	3,618.7	(10,743.0)
Excess collateral pledged by counterparties	1.9	1.5
Financial assets pledged as liabilities	5,774.1	5,703.6
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43,340.0	$ 42,855.9
Capital and surplus requirement	$ 500.0
Investment grade or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	85.30%	86.90%
AA or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	47.20%	63.50%
AAA/Aaa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	41.80%	58.10%
A/A | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	18.40%	10.60%
BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	19.70%	12.80%
Unrated | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	13.40%	12.00%
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,703.6	$ 7,361.3
Financial assets pledged as liabilities	5.3	$ 1.1
Bonds, Canadian government | AAA/Aaa | Credit risk
Disclosure of credit risk exposure [line items]
Proceeds from issue of bonds, notes and debentures	(344.5)
Bonds, U.S. Corporate
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	1,370.4
Bonds, U.S. Corporate | A/A
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	664.5
Bonds, U.S. Corporate | BBB/Baa
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	708.3
Bonds, U.S. Corporate | Unrated | Credit risk
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	$ 492.4
Other than U.S., U.K., German, and Canadian sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	8.20%	7.90%
Maximum exposure to credit risk	$ 3,201.5	$ 3,079.6
Largest single issuer of corporate bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	1.20%	1.30%
Maximum exposure to credit risk	$ 483.4	$ 512.4
Bonds, U.S. states and municipalities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	216.5	363.2
Government securities | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets pledged as liabilities	10.8	18.3
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 9,155.8	$ 8,400.9
Recoverable from reinsurers | A Plus | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	6.40%	6.70%
Canada | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 664.4	$ 964.7
HONG KONG | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	105.9	86.4
SINGAPORE | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	99.4	54.4
Australia | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	89.0	93.6
India | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	519.0	527.5
Spain | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	218.2	210.6
Poland | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 149.6	$ 127.4
Canada and United States | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	83.50%	79.50%
Europe | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	11.00%	13.00%
Other foreign countries | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	5.50%	7.50%
Low Risk Level | Bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	17.20%	30.50%
Seaspan Corporation | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	$ 483.4	$ 242.9
Blackberry Limited | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	442.1	512.4
Chorus Aviation | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	155.8	138.6
EXCO Resources, Inc | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	0.0	504.6
Sanmar Chemicals Group | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	$ 0.0	$ 392.8